UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
8/31/16 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FHLMC Coll. Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.8%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.6%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	$250,000	$289,453

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	350,000	388,563

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.50%, 10/1/40	Baa2	250,000	279,860

			957,876
Indiana (0.6%)

IN State Fin. Auth. VRDN, Ser. A-3, 0.58%, 2/1/37	VMIG1	895,000	895,000

			895,000
Missouri (1.4%)

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. C, 0.60%, 9/1/30	VMIG1	2,000,000	2,000,000

			2,000,000
Ohio (94.8%)

Akron, G.O. Bonds, AGM, 5.00%, 12/1/25 (Prerefunded 12/1/17)	AA	1,005,000	1,059,501

Allen Cnty., Hosp. Fac. Rev. Bonds (Catholic Hlth. Care), Ser. A, 5.25%, 6/1/38	A+	1,000,000	1,126,020

American Muni. Pwr., Inc. Rev. Bonds
(Prairie State Energy Campus), Ser. A, AGC, U.S. Govt. Coll., 5.75%, 2/15/39 (Prerefunded 2/15/19)	AA	1,500,000	1,682,280
Ser. A, 5.25%, 2/15/33	A1	250,000	296,225
5.00%, 2/15/39	A1	1,000,000	1,176,960
(Prairie State Energy Campus), 5.00%, 2/15/38	A1	90,000	94,581
(Prairie State Energy Campus), U.S. Govt. Coll., 5.00%, 2/15/38 (Prerefunded 2/15/18)	AAA/P	1,410,000	1,497,025
(Meldahl Hydroelectric (Green Bond) ), Ser. A, 5.00%, 2/15/30	A	150,000	185,054
(Meldahl Hydroelectric Fac. (Green Bonds)), Ser. A, 5.00%, 2/15/27	A	250,000	314,478

American Muni. Pwr., Inc. Rev. Bonds (Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	1,000,000	1,202,550

Barberton, City School Dist. G.O. Bonds (School Impt.), U.S. Govt. Coll., 5.25%, 12/1/28 (Prerefunded 6/1/18)	AA	1,390,000	1,499,685

Bowling Green State U. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A1	1,000,000	1,197,710

Brookfield, Local School Dist. G.O. Bonds (School Fac. Impt.), AGM, 5.00%, 1/15/26	Aa2	1,000,000	1,056,900

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5.75%, 6/1/34	B-	1,500,000	1,488,330

Cincinnati, G.O. Bonds, Ser. D, 4.00%, 12/1/32	Aa2	500,000	555,860

Cincinnati, City School Dist. COP, AGM
5.00%, 12/15/28 (Prerefunded 12/15/16)	AA	840,000	850,273
5.00%, 12/15/28 (Prerefunded 12/15/16)	AA	660,000	668,072

Cincinnati, Econ. Dev. Rev. Bonds (Keystone Parke Phase III), Ser. B, 5.00%, 11/1/40	Aa3	500,000	597,130

Cleveland, G.O. Bonds, Ser. A, AGC, U.S. Govt. Coll., 5.00%, 12/1/29 (Prerefunded 6/1/17)	AA	2,000,000	2,063,620

Cleveland, Arpt. Syst. Rev. Bonds, Ser. C, AGM, 5s, 1/1/23 (Prerefunded 1/1/17)	AA	1,500,000	1,521,405

Cleveland, Income Tax Rev. Bonds (Bridges & Roadways), Ser. B, AGC, U.S. Govt. Coll., 5.00%, 10/1/29 (Prerefunded 4/1/18)	AA	1,000,000	1,066,180

Cleveland, Pkg. Fac. Rev. Bonds, AGM
5.25%, 9/15/22	AA	1,630,000	1,920,156
5.25%, 9/15/22 (Escrowed to maturity)	AA	770,000	951,235

Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	AA-	3,000,000	2,420,250

Cleveland, State U. Rev. Bonds, 5.00%, 6/1/37	A1	1,500,000	1,741,230

Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame), 6.75%, 3/15/18	B/P	380,000	381,607

Cleveland, Wtr. Rev. Bonds
Ser. X, 5.00%, 1/1/42	Aa1	1,000,000	1,163,820
Ser. A, 5.00%, 1/1/26	Aa2	500,000	598,190

Cleveland, Wtr. Poll. Control Rev. Bonds (Green Bonds)
5.00%, 11/15/41	Aa3	500,000	603,435
5.00%, 11/15/36	Aa3	435,000	527,777

Cleveland-Cuyahoga Cnty., Rev. Bonds (Euclid Ave. Dev., Corp.), 5.00%, 8/1/39	A2	1,000,000	1,159,590

Columbus, G.O. Bonds, Ser. A
5.00%, 2/15/25 (Prerefunded 8/15/22)	Aaa	1,000,000	1,225,000
5.00%, 8/15/24	Aaa	1,000,000	1,252,360

Columbus, Swr. Rev. Bonds, 5.00%, 6/1/32	Aa1	1,000,000	1,268,230

Columbus, Swr. VRDN, Ser. B, 0.54%, 6/1/32	VMIG1	1,430,000	1,430,000

Cuyahoga Cmnty., College Dist. Rev. Bonds
Ser. C, U.S. Govt. Coll., 5.25%, 2/1/29 (Prerefunded 2/1/20)	Aa2	995,000	1,143,693
Ser. D, 5.00%, 8/1/32	Aa2	750,000	891,218
Ser. C, U.S. Govt. Coll., 5.00%, 8/1/25 (Prerefunded 2/1/20)	Aa2	1,500,000	1,711,605

Cuyahoga Cnty., COP (Convention Hotel), 5.00%, 12/1/27	Aa3	1,250,000	1,524,513

Cuyahoga, Rev. Bonds (Sports Fac. Impt.)
5.00%, 12/1/27	AA-	250,000	304,233
5.00%, 12/1/25	AA-	100,000	122,301

Dayton, City School Dist. G.O. Bonds, 5.00%, 11/1/23	Aa2	750,000	919,980

Elyria, OH City School Dist. G.O. Bonds (Classroom Fac. & School Impt.)
SGI, 5.00%, 12/1/35 (Prerefunded 6/1/17)	A1	110,000	113,582
U.S. Govt. Coll., SGI, 5.00%, 12/1/35 (Prerefunded 6/1/17)	A1	390,000	402,698

Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5.625%, 7/1/26	BBB-	1,100,000	1,224,861
5.00%, 11/15/44	A-/F	1,000,000	1,161,600

Gallia Cnty., Local School Impt. Dist. G.O. Bonds, 5.00%, 11/1/27	Aa2	815,000	1,002,197

Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth. Network), 5.50%, 4/1/39	A+	1,000,000	1,098,840

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), U.S. Govt. Coll., 6.625%, 1/1/46	BBB	590,000	674,984

Hamilton Cnty., Sales Tax Rev. Bonds
Ser. A, 5.00%, 12/1/27(FWC)	AA-	100,000	130,632
Ser. B, AMBAC, zero %, 12/1/24	A1	3,000,000	2,542,320
Ser. B, AMBAC, zero %, 12/1/22	A1	500,000	446,585

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds, Ser. A, 5.00%, 12/1/22	AA+	750,000	919,215

Huber Heights City School Dist. G.O. Bonds (School Impt.), 5.00%, 12/1/31	Aa2	1,000,000	1,238,500

Huran Cnty., Human Svcs. G.O. Bonds, NATL, 6.55%, 12/1/20	Aa3	1,315,000	1,460,978

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5.00%, 1/1/38	AA	700,000	818,174

Kent State U. Rev. Bonds (Gen. Receipts), 5.00%, 5/1/30	Aa3	1,000,000	1,258,130

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
6.00%, 8/15/43	A3	180,000	196,459
U.S. Govt. Coll., 6.00%, 8/15/43 (Prerefunded 8/15/18)	AAA/P	935,000	1,029,818

Lakewood, City School Dist. G.O. Bonds
NATL, zero %, 12/1/17	Aa2	1,190,000	1,175,268
AGM, zero %, 12/1/16	Aa2	1,250,000	1,247,500

Lancaster, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5.00%, 10/1/37	AA	1,000,000	1,197,820

Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Partners), Ser. H, AGC, 5.00%, 2/1/29	AA	2,000,000	2,131,300

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5.00%, 11/15/30	A-	750,000	879,698

Lucas Cnty., Hlth. Care Fac. Rev. Bonds
(Lutheran Homes), Ser. A, 7.00%, 11/1/45 (Prerefunded 11/1/20)	BB+/P	700,000	871,388
(Sunset Retirement Cmntys.), 5.50%, 8/15/30	A-/F	650,000	760,201

Milford, Exempt Village School Dist. G.O. Bonds, 5.00%, 12/1/19	Aa2	200,000	224,864

Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. D, 6.25%, 10/1/33	A3	1,000,000	1,103,560

Montgomery Cnty., VRDN (Miami Valley Hosp.), Ser. C, 0.60%, 11/15/39	VMIG1	1,100,000	1,100,000

Mount Healthy City School Dist. G.O. Bonds
(School Impt.), AGM, 5.25%, 12/1/22 (Prerefunded 6/1/18)	A1	1,105,000	1,192,196
5.00%, 12/1/21	Aa2	500,000	591,395

Napoleon, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5.00%, 12/1/36	Aa3	500,000	581,480

New Albany, Plain Local School Dist. G.O. Bonds (School Impt.), 4.00%, 12/1/29	Aa1	1,410,000	1,594,851

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 5.00%, 11/1/28	Aaa	425,000	442,553

OH State G.O. Bonds
(Hwy.), Ser. S, 5.00%, 5/1/31	AAA	150,000	191,133
(Hwy. Cap. Impts.), Ser. Q, 5.00%, 5/1/27	AAA	1,500,000	1,808,775
Ser. R, 5.00%, 5/1/24	AAA	1,000,000	1,261,200

OH State Rev. Bonds
(Regl. Swr. Dist.), 5.00%, 11/15/49	Aa1	1,250,000	1,500,638
(Northeast OH Regl. Swr. Dist.), 5.00%, 11/15/44	Aa1	1,250,000	1,507,888
Ser. A, U.S. Govt. Coll., 5.00%, 10/1/22 (Prerefunded 4/1/18)	AAA/P	3,090,000	3,297,030

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.80%, 12/1/38	Baa1	1,000,000	1,123,150

OH State Air Quality Dev. Auth. Rev. Bonds (Buckeye Pwr. Recvy. Zone Fac.), 6.00%, 12/1/40	A2	1,000,000	1,188,080

OH State Air Quality Dev. Auth., Poll. Control Mandatory Put Bonds (5/1/20) (FirstEnergy Nuclear), Ser. C, 3.95%, 11/1/32	Ba2	300,000	280,821

OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6.25%, 10/1/18	AA-	1,000,000	1,106,600
(U. of Dayton), Ser. A, 5.625%, 12/1/41	A+	1,200,000	1,398,096
(U. of Dayton), 5.50%, 12/1/36	A+	1,000,000	1,095,040

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst. - 2010), 5.75%, 11/15/40	Baa1	1,000,000	1,118,390
(Kenyon College), 5.00%, 7/1/44	A1	2,000,000	2,233,580
(Xavier U.), 5.00%, 5/1/40	A3	750,000	832,778
(Oberlin Coll.), 5.00%, 10/1/31	AA	650,000	786,045
(Cleveland Clinic Hlth. Syst. Oblig. Group), 5.00%, 1/1/31	Aa2	1,500,000	1,766,580
(Cleveland Clinic Hlth. Syst. Oblig. Group), 5.00%, 1/1/25	Aa2	1,145,000	1,367,245
(U. of Dayton), Ser. A, 5.00%, 12/1/24	A+	285,000	351,567

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	1,000,000	1,194,530

OH State Major New Infrastructure Rev. Bonds, Ser. 16-1, 5.00%, 12/15/28	Aa2	500,000	635,620

OH State Private Activity Rev. Bonds (Portsmouth Bypass Gateway Group, LLC), AGM, 5.00%, 12/31/39	AA	750,000	875,535

OH State Special Oblig. Cap. Fac. Lease Appropriation Rev. Bonds (Cultural & Sports Fac.), Ser. A, 5.00%, 10/1/26	Aa2	250,000	325,245

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5.25%, 2/15/32	A1	350,000	423,129
5.00%, 2/15/48	A1	1,250,000	1,456,675

OH State U. Rev. Bonds
Ser. A, 5.00%, 12/1/39	Aa1	1,000,000	1,208,170
(Gen. Receipts Special Purpose), Ser. A, 5.00%, 6/1/38	Aa2	1,000,000	1,190,930

OH State Wtr. Dev. Auth. Rev. Bonds
Ser. A, 5.00%, 12/1/35	Aaa	1,000,000	1,257,130
Ser. B, 5.00%, 12/1/35	Aaa	1,000,000	1,268,990
Ser. A, 5.00%, 12/1/34	Aaa	750,000	946,620

OH State Wtr. Dev. Auth. Poll. Control Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation, LLC), 4.00%, 12/1/33	Ba2	750,000	731,333

OH U. Gen. Recipients Athens Rev. Bonds
5.00%, 12/1/43	Aa3	1,035,000	1,213,506
5.00%, 12/1/42	Aa3	500,000	580,010

Penta Career Ctr. COP, 5.00%, 4/1/20	Aa3	1,500,000	1,691,835

Princeton, City School Dist. G.O. Bonds, 5.00%, 12/1/36	AA	500,000	610,395

Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5.375%, 1/1/32	A2	1,650,000	1,909,958

River Valley, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AGM, 5.25%, 11/1/23	Aa2	300,000	373,722

Scioto Cnty., Hosp. Rev. Bonds
(Southern Med. Ctr.), U.S. Govt. Coll., 5.50%, 2/15/28 (Prerefunded 2/15/18)	A2	1,250,000	1,337,038
(Southern OH Med. Ctr.), 5.00%, 2/15/32	A2	865,000	1,048,285

South Western City, School Dist. G.O. Bonds (Franklin & Pickway Cnty.), AGM, 4.75%, 12/1/23	Aa2	2,000,000	2,020,060

Steubenville Hosp. Rev. Bonds (Trinity Hlth. Syst.), 5.00%, 10/1/30	Baa1	500,000	548,405

Sylvania, City School Dist. G.O. Bonds (School Impt.), AGC, U.S. Govt. Coll., 5.00%, 12/1/27 (Prerefunded 6/1/17)	AA	1,500,000	1,548,840

Toledo, City School Facs Impt. Dist. G.O. Bonds, 5.00%, 12/1/26	Aa2	1,000,000	1,216,170

Toledo, Wtr. Wks. Syst. Rev. Bonds, 5.00%, 11/15/28	Aa3	250,000	320,410

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45%, 12/15/21	Baa1	1,900,000	2,350,205

U. of Akron Rev. Bonds, Ser. A
5.00%, 1/1/31	A1	500,000	602,515
5.00%, 1/1/28	A1	1,000,000	1,204,050

U. of Cincinnati Rev. Bonds
Ser. C, 5.00%, 6/1/46	Aa3	500,000	611,770
Ser. F, 5.00%, 6/1/34	Aa3	1,500,000	1,723,320
Ser. A, 5.00%, 6/1/31	Aa3	500,000	593,410
Ser. A, 5.00%, 6/1/30	Aa3	1,000,000	1,189,840

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group)
Ser. A, 5.75%, 7/1/33	A	500,000	611,815
5.00%, 7/1/39	A	1,000,000	1,164,950

Westerville, G.O. Bonds
AMBAC, 5.00%, 12/1/26	Aaa	105,000	110,653
AMBAC, U.S. Govt. Coll., 5.00%, 12/1/26 (Prerefunded 12/1/17)	Aaa	1,215,000	1,281,655

Westlake, Rev. Bonds (American Greetings-Crocker Park Pub. Impt.), 5.00%, 12/1/33	Aa1	1,000,000	1,219,940

Willoughby-Eastlake, City School Dist. G.O. Bonds (School Impt.), 5.00%, 12/1/46	Aa3	1,000,000	1,202,270

Youngstown State U. Rev. Bonds
AGC, 5.25%, 12/15/29	AA	500,000	555,240
5.00%, 12/15/25	A2	500,000	580,090

			140,422,809
Puerto Rico (0.4%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.375%, 5/15/33	Ba1	325,000	327,532

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/43	AA-	1,000,000	215,384

			542,916
TOTAL INVESTMENTS

Total investments (cost $133,423,176)(b)			$144,818,601

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $148,129,185.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $133,404,229, resulting in gross unrealized appreciation and depreciation of $11,473,456 and $59,084, respectively, or net unrealized appreciation of $11,414,372.
(FWC)	Forward commitment, in part or in entirety.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Prerefunded	19.1%
	Education	17.7
	Local debt	16.2
	Utilities	15.5
	Healthcare	13.7

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$144,818,601	$—

Totals by level	$—	$144,818,601	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016